Stock-Based Compensation (Details) - Schedule of stock option activity - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stock Incentive Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Beginning balance, Number of Options
Granted, Number of Options	6,632,387
Granted, Weighted Average Exercise Price (in Dollars per share)	$ 3.68
Exercised, Number of Options
Cancelled/forfeited, Number of Options	(469,181)
Cancelled/forfeited, Weighted Average Exercise Price (in Dollars per share)	$ 5.32
Ending balance, Number of Options	6,163,206
Ending balanc, Weighted Average Exercise Price (in Dollars per share)	$ 3.56
Ending balance, Weighted Average Remaining Contractual Life (Years)	9 years 6 months 18 days
Ending balance, Aggregate Intrinsic Value (in Dollars)
Equity Incentive Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Beginning balance, Number of Options	31,962,921
Beginning balance, Weighted Average Exercise Price (in Dollars per share)	$ 2.81
Beginning balance, Weighted Average Remaining Contractual Life (Years)	7 years 9 months 7 days	8 years 9 months
Beginning balance, Aggregate Intrinsic Value (in Dollars)	$ 86,075
Granted, Number of Options
Exercised, Number of Options	(1,606,795)	(2,757,671)
Exercised, Weighted Average Exercise Price (in Dollars per share)	$ 2.52	$ 2.3
Exercised, Aggregate Intrinsic Value (in Dollars)	$ 3,658
Cancelled/forfeited, Number of Options	(5,083,652)	(969,240)
Cancelled/forfeited, Weighted Average Exercise Price (in Dollars per share)	$ 2.57	$ 3.65
Ending balance, Number of Options	25,272,474	31,962,921
Ending balanc, Weighted Average Exercise Price (in Dollars per share)	$ 2.82	$ 2.81
Ending balance, Weighted Average Remaining Contractual Life (Years)	7 years 2 months 1 day	7 years 9 months 7 days
Ending balance, Aggregate Intrinsic Value (in Dollars)	$ 74	$ 86,075
STI Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Beginning balance, Number of Options	9,526,727
Beginning balance, Weighted Average Exercise Price (in Dollars per share)	$ 5.55
Beginning balance, Weighted Average Remaining Contractual Life (Years)	8 years	9 years 3 months 3 days
Beginning balance, Aggregate Intrinsic Value (in Dollars)	$ 13,905
Granted, Number of Options
Exercised, Number of Options	(2,181,335)	(1,630,925)
Exercised, Weighted Average Exercise Price (in Dollars per share)	$ 2.5	$ 2.54
Exercised, Aggregate Intrinsic Value (in Dollars)	$ 1,678
Cancelled/forfeited, Number of Options	(888,381)	(848,955)
Cancelled/forfeited, Weighted Average Exercise Price (in Dollars per share)	$ 8.04	$ 2.68
Ending balance, Number of Options	6,457,011	9,526,727
Ending balanc, Weighted Average Exercise Price (in Dollars per share)	$ 6.51	$ 5.55
Ending balance, Weighted Average Remaining Contractual Life (Years)	7 years 11 months 26 days	8 years 3 days
Ending balance, Aggregate Intrinsic Value (in Dollars)		$ 13,905